Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2018, 2019 and 2020 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2017	¥32,279	¥0	¥(17,330)	¥(31,736)	¥(4,483)	¥(21,270)

Net unrealized gains (losses) on investment in securities, net of tax of ¥2,045 million	(2,408)					(2,408)
Reclassification adjustment included in net income, net of tax of ¥9,039 million	(20,426)					(20,426)
Defined benefit pension plans, net of tax of ¥888 million			(2,893)			(2,893)
Reclassification adjustment included in net income, net of tax of ¥23 million			(69)			(69)
Foreign currency translation adjustments, net of tax of ¥2,813 million				(1,387)		(1,387)
Reclassification adjustment included in net income, net of tax of ¥(1,296) million				(568)		(568)
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(1,120) million					3,820	3,820
Reclassification adjustment included in net income, net of tax of ¥981 million					(3,041)	(3,041)

Total other comprehensive income (loss)	(22,834)	0	(2,962)	(1,955)	779	(26,972)

Transaction with noncontrolling interests	0	0	0	(1)	0	(1)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	(88)	0	22	(1,537)	34	(1,569)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(416)	0	(416)

Reclassification of change in accounting standards	932	0	(173)	(67)	0	692

Balance at March 31, 2018	¥10,465	¥0	¥(20,487)	¥(31,806)	¥(3,738)	¥(45,566)

Cumulative effect of adopting Accounting Standards Update 2016-01	(3,250)	351	0	0	0	(2,899)

Balance at April 1, 2018	7,215	351	(20,487)	(31,806)	(3,738)	(48,465)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(4,693) million	12,169					12,169
Reclassification adjustment included in net income, net of tax of ¥680 million	(1,954)					(1,954)
Debt valuation adjustments, net of tax of ¥(101) million		258				258
Reclassification adjustment included in net income, net of tax of ¥11 million		(27)				(27)
Defined benefit pension plans, net of tax of ¥2,821 million			(7,244)			(7,244)
Reclassification adjustment included in net income, net of tax of ¥43 million			(102)			(102)
Foreign currency translation adjustments, net of tax of ¥(729) million				(11,540)		(11,540)
Reclassification adjustment included in net income, net of tax of ¥0 million				3		3
Net unrealized gains (losses) on derivative instruments, net of tax of ¥1,393 million					(4,621)	(4,621)
Reclassification adjustment included in net income, net of tax of ¥(135) million					503	503

Total other comprehensive income (loss)	10,215	231	(7,346)	(11,537)	(4,118)	(12,555)

Transaction with noncontrolling interests	0	0	(126)	23	0	(103)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	41	0	(57)	(88)	(2)	(106)

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	326	0	326

Balance at March 31, 2019	¥17,389	¥582	¥(27,902)	¥(43,558)	¥(7,854)	¥(61,343)

Note:
Reclassification of change in accounting standards represents the amounts reclassified for the early adoption of the Accounting Standards Update
2018-02
(“Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”—ASC 220 (“Income Statement
-
Reporting Comprehensive Income”)).

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2019	¥17,389	¥582	¥(27,902)	¥(43,558)	¥(7,854)	¥(61,343)

Net unrealized gains (losses) on investment in securities, net of tax of ¥5,078 million	(17,637)					(17,637)
Reclassification adjustment included in net income, net of tax of ¥1,938 million	(4,819)					(4,819)
Debt valuation adjustments, net of tax of ¥(357) million		920				920
Reclassification adjustment included in net income, net of tax of ¥17 million		(45)				(45)
Defined benefit pension plans, net of tax of ¥(223) million			886			886
Reclassification adjustment included in net income, net of tax of ¥(225) million			643			643
Foreign currency translation adjustments, net of tax of ¥(6,212) million				(40,605)		(40,605)
Reclassification adjustment included in net income, net of tax of ¥(4,064) million				8,941		8,941
Net unrealized gains (losses) on derivative instruments, net of tax of ¥1,511 million					(6,385)	(6,385)
Reclassification adjustment included in net income, net of tax of ¥652 million					(2,171)	(2,171)

Total other comprehensive income (loss)	(22,456)	875	1,529	(31,664)	(8,556)	(60,272)

Transaction with noncontrolling interests	0	0	0	4	(2)	2

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(66)	0	2	(2,550)	(270)	(2,884)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(197)	0	(197)

Balance at March 31, 2020	¥(5,001)	¥1,457	¥(26,375)	¥(72,471)	¥(16,142)	¥(118,532)

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)
Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2018, 2019 and 2020 are as follows:

	March 31, 2018
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥27,158	Gains on investment securities and dividends
Sales of investment securities	4,228	Life insurance premiums and related investment income
Amortization of investment securities	(735)	Finance revenues
Amortization of investment securities	(504)	Life insurance premiums and related investment income
Others	(682)	Write-downs of securities and other

	29,465	Total before income tax
	(9,039)	Income tax (expense) or benefit

	¥20,426	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,035	See Note 20 “Pension Plans”
Amortization of net actuarial loss	(894)	See Note 20 “Pension Plans”
Amortization of transition obligation	(49)	See Note 20 “Pension Plans”

	92	Total before income tax
	(23)	Income tax (expense) or benefit

	¥69	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(728)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(728)	Total before income tax
	1,296	Income tax (expense) or benefit

	¥568	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥132	Finance revenues/Interest expense
Foreign exchange contracts	(20)	Other (income) and expense
Foreign currency swap agreements	3,910	Finance revenues/Interest expense/ Other (income) and expense

	4,022	Total before income tax
	(981)	Income tax (expense) or benefit

	¥3,041	Net of tax

	March 31, 2019
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥3,460	Gains on investment securities and dividends
Sales of debt securities	1,573	Life insurance premiums and related investment income
Amortization of debt securities	(1,030)	Finance revenues
Amortization of debt securities	(146)	Life insurance premiums and related investment income
Others	(1,223)	Write-downs of securities and other

	2,634	Total before income tax
	(680)	Income tax (expense) or benefit

	¥1,954	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥38	Life insurance costs

	38	Total before income tax
	(11)	Income tax (expense) or benefit

	¥27	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,071	See Note 20 “Pension Plans”
Amortization of net actuarial loss	(919)	See Note 20 “Pension Plans”
Amortization of transition obligation	(7)	See Note 20 “Pension Plans”

	145	Total before income tax
	(43)	Income tax (expense) or benefit

	¥102	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(3)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3)	Total before income tax
	0	Income tax (expense) or benefit

	¥(3)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥157	Finance revenues/Interest expense
Foreign exchange contracts	(156)	Other (income) and expense
Foreign currency swap agreements	(639)	Finance revenues/Interest expense/ Other (income) and expense

	(638)	Total before income tax
	135	Income tax (expense) or benefit

	¥(503)	Net of tax

	March 31, 2020
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥2,366	Gains on investment securities and dividends
Sales of debt securities	6,710	Life insurance premiums and related investment income
Amortization of debt securities	(1,425)	Finance revenues
Amortization of debt securities	(894)	Life insurance premiums and related investment income

	6,757	Total before income tax
	(1,938)	Income tax (expense) or benefit

	¥4,819	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥62	Life insurance costs

	62	Total before income tax
	(17)	Income tax (expense) or benefit

	¥45	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,028	See Note 20 “Pension Plans”
Amortization of net actuarial loss	(1,895)	See Note 20 “Pension Plans”
Amortization of transition obligation	(1)	See Note 20 “Pension Plans”

	(868)	Total before income tax
	225	Income tax (expense) or benefit

	¥(643)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(5,760)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Write-downs of securities
Sales or liquidation , other	(7,245)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Write-downs of securities

	(13,005)	Total before income tax
	4,064	Income tax (expense) or benefit

	¥(8,941)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(775)	Interest expense
Foreign exchange contracts	(338)	Interest expense /Other (income) and expense
Foreign currency swap agreements	3,936	Interest expense/Other (income) and expense

	2,823	Total before income tax
	(652)	Income tax (expense) or benefit

	¥2,171	Net of tax